Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Subclassifications of Other Liabilities
Other current liabilities for the Group were as follows:

	As of December 31,
	2023	2022
		(Restated)
Accrued expenses	134,818	172,006
Liabilities related to repurchase commitments	58,482	73,241
Accrued interest	8,238	2,614
Personnel related liabilities	37,518	28,816
VAT liabilities	88,520	78,942
Other liabilities	20,326	8,645
Total	$347,902	$364,264